Bank Notes Payable	12 Months Ended
Dec. 31, 2017
Bank Notes Payable [Abstract]
BANK NOTES PAYABLE

NOTE 9 – BANK NOTES PAYABLE

Short-term bank notes payables are lines of credit extended by banks that can be endorsed and assigned to vendors as payments for purchases. The notes payable are generally payable within six months. These short-term notes payable are guaranteed by the bank for their full face value. In addition, the banks usually require the Company to deposit a certain amount of cash (usually range from 30% to 100% of the face value of the notes) at the bank as a guarantee deposit, which is classified on the balance sheet as restricted cash.

The Company had the following bank notes payable as of December 31, 2017:

December 31, 2017
ICBC, due various dates from January 28, 2018 to May 27, 2018	$3,052,664
ABC, due various dates from February 10, 2018 to April 30, 2018	1,384,016
CITIC, due various dates from January 31, 2018 to August 29,2018	599,169
Total	$5,035,849

The Company had the following bank notes payable as of December 31, 2016:

December 31, 2016
ICBC, due various dates from January 12, 2017 to June 29, 2017	$1,564,479
CMBC, due April 8, 2017 and April 24, 2017	345,584
ABC, due various dates from March 28, 2017 to April 28, 2017	283,315
CITIC, due various dates from February 5, 2017 to June 27, 2017	363,390
Total	$2,556,768

As of December 31, 2017 and 2016, $3,653,431 and $1,461,632 cash deposits were held by banks as a guaranty for the notes payable, respectively. In addition, as of December 31, 2017 and 2016, notes payable totaling $1,382,418 and $1,095,136 were secured by the personal properties of the Company’s principal shareholders and third party individuals, respectively.